TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Payables
Trade and other payables consist of the following:

	December 31, 2021	December 31, 2020
	$	$
Trade accounts	25,504,588	8,193,582
Accrued liabilities payable	7,839,042	1,219,805
Financial liabilities	33,343,630	9,413,387

Allowance for warranties	502,982	381,752
Salaries and vacations payable	4,576,361	1,566,103
Deductions at source	869,935	399,370
Sales taxes payable	636,939	470,113
Deferred revenue	479,718	173,889
Non-financial liabilities	7,065,935	2,991,227
	40,409,565	12,404,614